Trade and Finance Receivables - Trade Receivables (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables, less allowances	$ 252,068,000		$ 217,420,000
Iranian customers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables, less allowances	17,000,000		8,000,000
Iranian customers | Customer not able to find acceptable methods of payment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables, reserved amounts related to one customer	$ 2,000,000	$ 9,000,000